UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                                                       SEC FILE NUMBER 001-33279

                                                          CUSIP NUMBER 629415100

                           NOTIFICATION OF LATE FILING

(Check One):      |X| Form 10-K and 10-KSB     |_| Form 20-F      |_| Form 11-K
                  |_| Form 10-Q and 10-QSB     |_| Form N-SAR     |_| Form N-CSR

For Period Ended: December 31, 2006

|_|               Transition Report on Form 10-K
|_|               Transition Report on Form 20-F
|_|               Transition Report on Form 11-K
|_|               Transition Report on Form 10-Q
|_|               Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                                     PART I
                             REGISTRANT INFORMATION

                               NTR ACQUISITION CO.
                             -----------------------
                             Full Name of Registrant

                                       N/A
                            -------------------------
                            Former Name if Applicable

                         100 Mill Plain Road, Suite 320
                         ------------------------------
            Address of Principal Executive Office (Street and Number)

                                Danbury, CT 06811
                            ------------------------
                            City, State and Zip Code


                                     PART II
                             RULE 12b-25 (b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|X|   (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

      (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10- Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

      State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

NTR Acquisition Company ("NTR") completed its IPO in February 2007. Immediately following the closing of its IPO, in order to avoid being deemed a "blank check" company for purposes of Rule 419 under the Securities Act of 1933, as amended, and in accordance with the disclosure in the final prospectus for its IPO, NTR filed its audited financial statements for the year ended December 31, 2006 under cover of Form 8-K. Having filed this information in the first quarter of 2007, NTR, in consultation with its advisors, initially concluded that it was not required to file an annual report on Form 10-K for the year ended December 31, 2006.

NTR has subsequently determined to file an annual report on Form 10-K for the fiscal year ended December 31, 2006, which it expects to file no later than May 15, 2007.


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

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

      Mario E. Rodriguez              (203)                   546-3437
--------------------------------------------------------------------------------
            (Name)                    (Area Code)             (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                                  |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                  |_| Yes |X| No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

      NTR Acquisition Co. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


                                        NTR Acquisition Co.


Dated: May 14, 2007                     By: /s/ Mario E. Rodriguez
                                            ------------------------------------
                                                     Mario E. Rodriguez
                                            Director and Chief Executive Officer


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